Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 780,098	¥ 753,316
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		163,037	160,437
Impairment of intangible assets		16,591	968
Credit for credit losses		(186,568)	(58,681)
Investment securities gains-net	[1]	(176,149)	(127,028)
Foreign exchange losses (gains)-net		(152,647)	409,477
Equity in earnings of equity method investees-net		(88,717)	(128,468)
Provision for deferred income tax expense		76,774	108,575
Decrease (increase) in trading account assets, excluding foreign exchange contracts		2,413,956	(6,153,167)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		(3,197,859)	6,263,280
Decrease (increase) in accrued interest receivable and other receivables		(67,375)	75,428
Decrease in accrued interest payable and other payables		(28,880)	(47,525)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		15,428	(75,308)
Net decrease (increase) in collateral for derivative transactions		(513,799)	90,233
Increase in cash collateral for the use of Bank of Japan's settlement infrastructure	[2]	(430,802)
Other-net		(302,961)	236,413
Net cash provided by (used in) operating activities		(1,679,873)	1,507,950
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale securities (including proceeds from sales of securities under the fair value option)		37,518,425	26,540,052
Purchases of Available-for-sale securities (including purchases of securities under the fair value option)		(36,675,462)	(25,296,456)
Proceeds from maturities of Held-to-maturity securities		670,897	310,331
Purchases of Held-to-maturity securities		(352,035)	(216,907)
Proceeds from sales and redemption of Other investment securities		4,036	4,927
Acquisition of MUFG Capital Analytics LLC (formerly Capital Analytics II LLC), a subsidiary of MUTB, net of cash acquired			(4,154)
Purchase of common stock and preferred stock investment in Security Bank Corporation, an equity method investee of BTMU			(91,993)
Purchases of Other investment securities		(2,953)	(6,467)
Net decrease in loans		485,079	2,392,503
Net decrease (increase) in interest-earning deposits in other banks		(739,000)	2,880,820
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		2,602,481	516,453
Capital expenditures for premises and equipment		(72,807)	(58,185)
Purchases of intangible assets		(112,037)	(114,887)
Proceeds from sales of consolidated VIEs and subsidiaries-net		54,683	113,566
Other-net		(23,554)	(60,972)
Net cash provided by investing activities		3,357,753	6,908,631
Cash flows from financing activities:
Net increase in deposits		718,227	2,814,107
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		755,086	3,863,587
Net decrease in due to trust account		(247,230)	(3,627,935)
Net increase (decrease) in other short-term borrowings		340,236	(1,975,037)
Proceeds from issuance of long-term debt		3,941,248	7,491,596
Repayments of long-term debt		(1,614,508)	(4,276,373)
Proceeds from sales of treasury stock		1,219	4
Dividends paid		(120,911)	(124,079)
Payments for acquisition of treasury stock		(101,028)	(109,760)
Other-net		(57,792)	13,944
Net cash provided by financing activities		3,614,547	4,070,054
Effect of exchange rate changes on cash and cash equivalents		12,324	(169,032)
Net increase in cash and cash equivalents		5,304,751	12,317,603
Cash and cash equivalents at beginning of period		25,682,741	8,656,322
Cash and cash equivalents at end of period		30,987,492	20,973,925
Cash paid during the period for:
Interest		480,203	368,201
Income taxes, net of refunds		134,396	212,264
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		3,045	3,149
Adoption of new guidance on consolidation of certain variable interest entities:
Increase in total assets, excluding cash and cash equivalents			628,236
Increase in total liabilities			32,254
Increase in noncontrolling interests			¥ 595,982
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder:
Increase in other liabilities		50,000
Decrease in noncontrolling interests		15,390
Decrease in capital surplus		34,751
Increase in accumulated other comprehensive income, net of taxes		¥ 141

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥44 million and ¥95 million; Other comprehensive income-net by ¥13 million and ¥13 million; Total credit losses by ¥57 million and ¥108 million, for the six months ended September 30, 2016 and 2017, respectively.
[2]	Since December 2016, the new cash collateral system was introduced that enabled banks to pledge cash for the use of Bank of Japan's settlement infrastructure. Such cash collateral was paid to Japanese Banks' Payment Clearing Network and is included in Other Assets on the condensed consolidated balance sheets.